Tax Matters - Deferred Taxes Movement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Beginning balance, Deferred tax assets	€ 6,416	€ 6,682
Additions	952	846
Disposals	(1,697)	(687)
Transfers	2	(230)
Translation differences and hyperinflation adjustments	(36)	(211)
Company movements and others	(21)	16
Ending balance, Deferred tax assets	5,616	6,416
Deferred tax liabilities
Beginning balance, Deferred tax liabilities	2,620	2,908
Additions	499	600
Disposals	(472)	(272)
Transfers	(60)	(257)
Translation differences and hyperinflation adjustments	42	(344)
Company movements and others	(27)	(15)
Ending balance, Deferred tax liabilities	€ 2,602	€ 2,620